Consolidated Statements of Operations and Comprehensive Income		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 2,761,912	$ 3,773,324	$ 4,686,925	$ 6,510,169
Cost of revenues		(1,106,666)	(1,511,927)	(2,244,486)	(2,910,873)
Gross profit		1,655,246	2,261,397	2,442,439	3,599,296
Operating expenses:
General and administrative expenses		(4,892,203)	(6,683,728)	(4,987,498)	(4,572,654)
IPO related expenses				(5,003,802)
Total operating expenses		(4,892,203)	(6,683,728)	(9,991,300)	(4,572,654)
Loss from operations		(3,236,957)	(4,422,331)	(7,548,861)	(973,358)
Other income, net:
Other income		129,220	176,540	265,208	441,341
Interest expense		(25,506)	(34,846)	(183,046)	(130,868)
Other expense		(15,276)	(20,870)	(81,088)	(5,946)
Total other income		88,438	120,824	1,074	304,527
Loss before tax expense		(3,148,519)	(4,301,507)	(7,547,787)	(668,831)
Income tax expense		269,757	368,542	(23,086)	(118,681)
Net loss		(2,878,762)	(3,932,965)	(7,570,873)	(787,512)
Other comprehensive (loss) income:
Foreign currency translation adjustment, net of income tax		28,362	38,748	(1,200)
Total comprehensive loss		$ (2,850,400)	$ (3,894,217)	$ (7,572,073)	$ (787,512)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	[1]	$ (0.813)		$ (3.73)	$ (0.436)
Diluted | (per share)	[1]	$ (0.813)	$ (1.11)	$ (3.73)	$ (0.436)
Weighted average number of ordinary shares used in computing net income per share
Basic	[1]	3,539,790	3,539,790	2,028,245	1,807,958
Diluted	[1]	3,539,790	3,539,790	2,028,245	1,807,958

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse stock split.